Supplement to the

Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM
Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM
Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM
Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM
Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM
Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM
Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM

Class A, Class T, Class C, and Institutional Class

Classes of
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM
Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM
Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM
Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM
Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM
Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM
Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 34.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

ARW/ARWIB-09-01 March 25, 2009
1.893759.100

Supplement to the

Fidelity Advisor Government Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Government Income Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 17, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 12.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

The following information supplements similar information found in the "Management Contract" section beginning on page 21.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AGVT/AGVTIB-09-01 March 25, 2009
1.844947.105

Supplement to the

Fidelity® Advisor Intermediate Bond Fund, Fidelity Advisor Mortgage Securities Fund,
Fidelity Advisor Short Fixed-Income Fund
Funds of Fidelity Advisor Series II
Class A, Class T, Class B, Class C, and Institutional Class

Fidelity Advisor Investment Grade Bond Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Investment Grade Bond Fund
A Fund of Fidelity Fixed-Income Trust

Fidelity Advisor Total Bond Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Total Bond Fund
A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 19.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

ACOM8B-09-01 March 25, 2009
1.842757.106

Supplement to the

Fidelity Advisor Ultra-Short Bond Fund

Class A, Class T, and Institutional Class

Classes of Fidelity® Ultra-Short Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 14.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

The following information supplements similar information found in the "Management Contract" section on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AUSB/AUSBIB-09-01 March 25, 2009
1.808089.107